Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 June 2008 to 08 July 2008

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	463,062	44,023,454
Replenishment	13,959	1,837,417
Repurchased	(7,623)	(954,364)
Redemptions	(8,887)	(997,487)
Losses	(25)	(753)
Capitalised Interest	0	3,294	( * see below )
Other Movements	0	0
Carried Forward	460,486	43,911,561

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,692,652	152,060,893
Repurchased	(560,640)	(47,531,941)
Redemptions	(784,826)	(67,274,686)
Losses	(395)	(6,951)
Capitalised Interest	0	265,032	( * see above )
Other Movements	0	0
Carried Forward	460,486	43,911,561

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 June 2008 to 08 July 2008

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	2.27%	24.04%
3 Month	6.29%	22.89%
12 Month	25.32%	25.32%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	2.17%	17.92%
3 Month	5.87%	17.59%
12 Month	17.65%	17.65%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	4.43%	41.97%
3 Month	12.16%	40.48%
12 Month	42.97%	42.97%

Asset Profiles
Weighted Average Seasoning	36.61	months
Weighted Average Loan size	£95,359.17
Weighted Average LTV	65.89%	*** (see below)
Weighted Average Indexed LTV	61.23%	using Halifax House Price Index
Weighted Average Indexed LTV	59.55%	using Nationwide House Price Index
Weighted Average Remaining Term	17.74	Years

Product Type Analysis	£000's	%
Variable Rate	9,290,315	21.16%
Fixed Rate	19,513,855	44.44%
Tracker Rate	15,107,391	34.40%
	43,911,561	100.00%

As at 08 July 2008 approximately 16.89% of the loans were flexible loans

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 June 2008 to 08 July 2008

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	4,009,126	9.13%
Interest Only	15,382,220	35.03%
Repayment	24,520,216	55.84%
	43,911,561	100.00%

As at 08 July 2008 approximately 29.79% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	24,533,389	55.87%
Remortgage	19,378,172	44.13%
	43,911,561	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 May 2008	7.09%
01 March 2008	7.34%
01 January 2008	7.59%
01 August 2007	7.84%

Geographic Analysis
Region	Number	£000's	%
East Anglia	17,449	1,504,055	3.43%
East Midlands	24,385	1,964,306	4.47%
Greater London	79,471	9,990,215	22.75%
North	18,391	1,243,822	2.83%
North West	53,170	4,049,625	9.22%
Scotland	28,081	1,896,969	4.32%
South East	123,580	13,779,928	31.38%
South West	37,700	3,567,222	8.12%
Wales	21,299	1,547,117	3.52%
West Midlands	28,132	2,259,854	5.15%
Yorkshire and Humberside	28,383	2,067,552	4.71%
Unknown	445	40,896	0.09%
Total	460,486	43,911,561	100.00%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 June 2008 to 08 July 2008

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	39,913	1,492,741	3.40%	35.93
25.01 - 50.00	123,225	8,312,790	18.93%	38.57
50.01 - 75.00	175,581	19,123,041	43.55%	35.74
75.01 - 80.00	21,685	2,777,077	6.32%	34.07
80.01 - 85.00	29,740	4,186,104	9.53%	31.23
85.01 - 90.00	43,478	5,913,238	13.47%	32.71
90.01 - 95.00	26,864	2,106,570	4.80%	62.22
Total	460,486	43,911,561	100.00%	36.61

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	447,766	42,603,453	570	97.07%
1.00 - 1.99 months	7,094	737,360	6,023	1.68%
2.00 - 2.99 months	2,633	251,177	3,955	0.57%
3.00 - 3.99 months	1,119	108,706	2,420	0.25%
4.00 - 4.99 months	530	51,666	1,457	0.12%
5.00 - 5.99 months	346	34,557	1,211	0.08%
6.00 -11.99 months	681	69,548	3,503	0.16%
12 months and over	101	9,942	1,125	0.02%
Properties in Possession	216	23,130	1,758	0.05%
Total	460,486	43,889,539	22,022	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 June 2008 to 08 July 2008

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	33,583,533	10,439,921
Replenishment of Assets	0	1,837,417
Acquisition by Funding	0	0
Distribution of Principal Receipts	(1,271,985)	(679,866)
Allocation of Losses	(574)	(179)
Share of Capitalised Interest	2,514	780
Payment Re Capitalised Interest	(2,514)	2,514
Balance Carried Forward	32,310,974	11,600,587

Carried Forward Percentage	73.58193%	26.41807%

Minimum Seller Share	2,786,140	6.34%

Cash Accumulation Ledger
	£000's
Brought Forward	1,457,820
Additional Amounts Accumulated	1,272,559
Payment of Notes	0
Carried Forward	2,730,379

Target Balance	1,456,913	payable on 15th July 2008
	1,272,376	payable on 15th October 2008

	2,729,289

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 June 2008 to 08 July 2008

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
Quarter to 15/04/08	0.3174%
Quarter to 15/01/08	0.5229%
Quarter to 15/10/07	0.5859%
Quarter to 16/07/07	0.5050%

*Excess spread is calculated by reference to deferred consideration
(determined according to relevant accounting policies) for the period, adjusted for non-cash related items and items relating to amounts falling due after transfers to the first and second reserve funds in the
Funding Revenue Priority of Payments, expressed as a percentage of the average note balance over that period.

Reserve Funds	First Reserve	Second Reserve	Funding Reserve
Balance as at 15/04/08	£563,000,000.00	£0.00	£10,000,000.00
Required Amount as at 15/04/08	£563,000,000.00	£0.00	£10,000,000.00
Percentage of Notes	1.61%	0.00%	0.03%
Percentage of Funding Share	1.74%	0.00%	0.03%

Notes Outstanding
	£000's	Enhancement
AAA Notes Outstanding	32,576,888	8.64%
AA Notes Outstanding	952,146	5.92%
A Notes Outstanding	464,856	4.59%
BBB Notes Outstanding	1,046,954	1.61%
Total	35,040,844

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	193	23,191
Repossessed in Period	78	14,483
Sold in Period	(55)	(12,786)
Carried Forward	216	24,888

	Cumulative
	Number	£000's
Repossessed to date	2,130	349,436
Sold to date	(1,914)	(324,548)
Carried Forward	216	24,888

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 June 2008 to 08 July 2008

All values are in thousands of pounds sterling unless otherwise stated

Repossession Sales Information
Average time Possession to Sale	105	Days
Average arrears at time of Sale	£6,486

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th October, 2005, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance is in excess of £30 billion

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (1908) 343836
Facsimilie : +44 (1908) 343019
Email : Securitisation@Abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 June 2008 to 08 July 2008

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	5.92938%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	5.92938%	1.75%
Series 3 Class A	Holmes Financing No. 8	AAA/Aaa/AAA	€ 660,000,000	4.74700%	0.15%
Series 3 Class B	Holmes Financing No. 8	AA/Aa3/AA	€ 22,666,667	4.74700%	0.27%
Series 3 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	€ 38,333,333	4.74700%	0.85%
Series 4 Class A 1	Holmes Financing No. 8	AAA/Aaa/AAA	£900,000,000	5.92938%	0.15%
Series 4 Class A 2	Holmes Financing No. 8	AAA/Aaa/AAA	$500,000,000	2.71313%	0.14%
Series 4 Class B	Holmes Financing No. 8	AA/Aa3/AA	£39,900,000	5.92938%	0.30%
Series 4 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	£68,000,000	5.92938%	0.90%
Series 2 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	$2,175,000,000	2.71313%	0.06%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	4.74700%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	5.92938%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	5.92938%	0.09%
Series 2 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	$720,000,000	2.71313%	0.03%
Series 2 Class B	Holmes Financing No. 10	AA/Aa3/AA	$55,000,000	2.71313%	0.09%
Series 2 Class C	Holmes Financing No. 10	BBB/Baa2/BBB	$55,000,000	2.71313%	0.35%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 1,000,000,000	4.74700%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	4.74700%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	5.92938%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	4.74700%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	5.92938%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	4.74700%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	5.92938%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	2.71313%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	5.92938%	0.09%
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	2.71313%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	2.71313%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	2.71313%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	2.71313%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	2.71313%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	4.74700%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	5.92938%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	4.74700%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	5.92938%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	4.74700%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	5.92938%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	4.74700%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	5.92938%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	2.71313%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	4.74700%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	4.74700%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	5.92938%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	2.71313%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	4.74700%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	5.92938%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	2.71313%	0.08%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 June 2008 to 08 July 2008

All values are in thousands of pounds sterling unless otherwise stated

Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	4.74700%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	5.92938%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	4.74700%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	5.92938%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	4.74700%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	5.92938%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	4.74700%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	5.92938%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	2.71313%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$612,500,000	2.71313%	0.03%
Series 1 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$600,000,000	2.71313%	0.04%
Series 1 Class B	Holmes Master Issuer 2007-2	AA/Aa3/AA	$41,000,000	2.71313%	0.07%
Series 1 Class C	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$64,200,000	2.71313%	0.23%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	3.15143%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	2.71313%	0.05%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	2.71313%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	4.74700%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	5.92938%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	2.71313%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	4.74700%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	5.92938%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	2.71313%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	4.74700%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	5.92938%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	2.71313%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	4.74700%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	5.92938%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	2.71313%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	4.81500%	0.29%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	4.81200%	0.31%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	4.81300%	0.32%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	5.92938%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	5.92938%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	5.92938%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	4.74800%	0.44%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	4.75000%	0.41%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	4.74200%	0.47%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	4.74700%	0.44%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	5.92160%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	5.92160%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	5.92160%	2.25%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 June 2008 to 08 July 2008

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1
02Q3	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-
05Q2	-	1,001	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-
06Q4	-	-	1,018	-	-	-	-	-	-
07Q1	-	812	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-
07Q3	575	-	-	679	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	771	-	-	-
08Q2	-	221	-	388	-	600	715	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 June 2008 to 08 July 2008

All values are in thousands of pounds sterling unless otherwise stated

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1
08Q2	-	-	-	-	-	-	-	-	-
08Q3	-	221	-	388	-	-	715	-	-
08Q4	-	221	1,272	-	-	-	-	-	-
09Q1	-	1,171	-	-	-	-	-	-	-
09Q2	-	-	-	342	-	-	-	-	-
09Q3	-	-	-	342	397	-	-	-	-
09Q4	-	-	-	-	397	-	-	-	-
10Q1	-	-	453	-	-	386	-	-	-
10Q2	-	-	453	-	-	386	1,664	-	-
10Q3	250	-	600	-	-	-	-	-	-
10Q4	-	-	-	1,526	1,632	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	-
11Q2	-	-	-	-	-	2,649	654	-	-
11Q3	-	-	-	-	-	-	654	-	-
11Q4	-	-	-	-	-	-	654	-	-
12Q1	-	-	-	-	-	-	-	918	-
12Q2	-	-	-	-	-	-	-	918	-
12Q3	-	-	-	-	-	-	377	918	-
12Q4	-	-	-	-	-	515	-	-	-
13Q1	-	-	-	-	-	-	-	742	-
13Q2	-	-	-	-	-	-	-	742	-
13Q3	-	-	-	-	-	-	-	742	-
13Q4	-	-	-	-	-	-	-	-	-
14Q1	-	-	-	-	-	-	-	593	-
14Q2	-	-	-	-	-	-	-	593	-
14Q3	-	-	-	-	-	-	-	593	-
14Q4	-	-	-	-	-	-	-	-	7,500
15Q1	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 June 2008 to 08 July 2008

All values are in thousands of pounds sterling unless otherwise stated